Loan Capital - Movement Reconciliation (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Loan capital
Balance as at beginning of year	$ 33,176	$ 31,254
Issuances	6,326	3,453
Maturities, repayments, buybacks and reductions	(1,957)	(1,171)
Total cash movements	4,369	2,282
FX translation impact	(1,416)	235
Fair value hedge accounting adjustments	1,714	(623)
Other	40	28
Total non-cash movements	338	(360)
Balance as at end of year	37,883	33,176
Parent Entity
Loan capital
Balance as at beginning of year	32,085	30,734
Issuances	6,326	2,894
Maturities, repayments, buybacks and reductions	(1,951)	(1,171)
Total cash movements	4,375	1,723
FX translation impact	(1,401)	212
Fair value hedge accounting adjustments	1,675	(611)
Other	36	27
Total non-cash movements	310	(372)
Balance as at end of year	$ 36,770	$ 32,085